Income Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2018
Income Taxes [Line Items]
Corporate income tax, percentage	8.25%	8.25%
Income tax profit (in Dollars)		$ 2.0
Subsequent profits, percentage	16.50%	16.50%
Percentage of domestic and foreign income tax rate	25.00%	25.00%
Percentage of tax rate	21.00%	21.00%	21.00%	21.00%
Percentage of income tax rate					21.00%
Income tax expense (in Dollars)
Mainland, PRC [Member]
Income Taxes [Line Items]
Percentage of domestic and foreign income tax rate	25.00%	25.00%
Singapore [Member]
Income Taxes [Line Items]
Percentage of tax rate	17.00%	17.00%	17.00%	17.00%
United States (“U.S.”) [Member]
Income Taxes [Line Items]
Income tax expense (in Dollars)